Segmentation of key figures (Details 4) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Net sales to third parties	$ 13,158	$ 12,242	$ 25,852	$ 23,781
QoQ change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	100.00%	100.00%
Net sales, change in %	7.00%
Net sales, change in %, cc	5.00%
YTD change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			100.00%	100.00%
Net sales, change in %			9.00%
Net sales, change in %, cc			5.00%
Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 4,810	$ 4,255	$ 9,677	$ 8,326
Europe [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	37.00%	35.00%
Net sales, change in %	13.00%
Net sales, change in %, cc	7.00%
Europe [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			37.00%	35.00%
Net sales, change in %			16.00%
Net sales, change in %, cc			6.00%
US [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 4,465	$ 4,318	$ 8,537	$ 8,333
US [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	34.00%	35.00%
Net sales, change in %	3.00%
Net sales, change in %, cc	3.00%
US [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			33.00%	35.00%
Net sales, change in %			2.00%
Net sales, change in %, cc			2.00%
Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,850	$ 2,665	$ 5,592	$ 5,185
Asia/Africa/Australasia [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	22.00%	22.00%
Net sales, change in %	7.00%
Net sales, change in %, cc	4.00%
Asia/Africa/Australasia [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			22.00%	22.00%
Net sales, change in %			8.00%
Net sales, change in %, cc			4.00%
Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,033	$ 1,004	$ 2,046	$ 1,937
Canada and Latin America [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	7.00%	8.00%
Net sales, change in %	3.00%
Net sales, change in %, cc	9.00%
Canada and Latin America [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			8.00%	8.00%
Net sales, change in %			6.00%
Net sales, change in %, cc			9.00%
Established Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 9,851	$ 9,166	$ 19,259	$ 17,788
Established Markets [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	75.00%	75.00%
Net sales, change in %	7.00%
Net sales, change in %, cc	4.00%
Established Markets [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			74.00%	75.00%
Net sales, change in %			8.00%
Net sales, change in %, cc			3.00%
Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,307	$ 3,076	$ 6,593	$ 5,993
Emerging Growth Markets [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	25.00%	25.00%
Net sales, change in %	8.00%
Net sales, change in %, cc	9.00%
Emerging Growth Markets [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			26.00%	25.00%
Net sales, change in %			10.00%
Net sales, change in %, cc			8.00%
Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties	$ 8,876	$ 8,084	$ 17,274	$ 15,602
Innovative Medicines | QoQ change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	100.00%	100.00%
Net sales, change in %	10.00%
Net sales, change in %, cc	8.00%
Innovative Medicines | YTD change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			100.00%	100.00%
Net sales, change in %			11.00%
Net sales, change in %, cc			7.00%
Innovative Medicines | Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,112	$ 2,727	$ 6,204	$ 5,312
Innovative Medicines | Europe [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	35.00%	34.00%
Net sales, change in %	14.00%
Net sales, change in %, cc	8.00%
Innovative Medicines | Europe [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			36.00%	34.00%
Net sales, change in %			17.00%
Net sales, change in %, cc			7.00%
Innovative Medicines | US [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,023	$ 2,786	$ 5,675	$ 5,267
Innovative Medicines | US [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	34.00%	34.00%
Net sales, change in %	9.00%
Net sales, change in %, cc	9.00%
Innovative Medicines | US [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			33.00%	34.00%
Net sales, change in %			8.00%
Net sales, change in %, cc			8.00%
Innovative Medicines | Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,060	$ 1,916	$ 4,049	$ 3,753
Innovative Medicines | Asia/Africa/Australasia [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	23.00%	24.00%
Net sales, change in %	8.00%
Net sales, change in %, cc	5.00%
Innovative Medicines | Asia/Africa/Australasia [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			23.00%	24.00%
Net sales, change in %			8.00%
Net sales, change in %, cc			4.00%
Innovative Medicines | Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 681	$ 655	$ 1,346	$ 1,270
Innovative Medicines | Canada and Latin America [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	8.00%	8.00%
Net sales, change in %	4.00%
Net sales, change in %, cc	12.00%
Innovative Medicines | Canada and Latin America [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			8.00%	8.00%
Net sales, change in %			6.00%
Net sales, change in %, cc			11.00%
Innovative Medicines | Established Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 6,663	$ 6,066	$ 12,873	$ 11,656
Innovative Medicines | Established Markets [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	75.00%	75.00%
Net sales, change in %	10.00%
Net sales, change in %, cc	6.00%
Innovative Medicines | Established Markets [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			75.00%	75.00%
Net sales, change in %			10.00%
Net sales, change in %, cc			5.00%
Innovative Medicines | Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,213	$ 2,018	$ 4,401	$ 3,946
Innovative Medicines | Emerging Growth Markets [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	25.00%	25.00%
Net sales, change in %	10.00%
Net sales, change in %, cc	11.00%
Innovative Medicines | Emerging Growth Markets [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			25.00%	25.00%
Net sales, change in %			12.00%
Net sales, change in %, cc			10.00%
Sandoz
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,463	$ 2,451	$ 4,980	$ 4,881
Sandoz | QoQ change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	100.00%	100.00%
Net sales, change in %	0.00%
Net sales, change in %, cc	(2.00%)
Sandoz | YTD change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			100.00%	100.00%
Net sales, change in %			2.00%
Net sales, change in %, cc			(3.00%)
Sandoz | Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,237	$ 1,096	$ 2,529	$ 2,165
Sandoz | Europe [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	50.00%	45.00%
Net sales, change in %	13.00%
Net sales, change in %, cc	7.00%
Sandoz | Europe [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			51.00%	44.00%
Net sales, change in %			17.00%
Net sales, change in %, cc			7.00%
Sandoz | US [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 692	$ 820	$ 1,400	$ 1,684
Sandoz | US [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	28.00%	33.00%
Net sales, change in %	(16.00%)
Net sales, change in %, cc	(16.00%)
Sandoz | US [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			28.00%	35.00%
Net sales, change in %			(17.00%)
Net sales, change in %, cc			(17.00%)
Sandoz | Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 341	$ 340	$ 664	$ 660
Sandoz | Asia/Africa/Australasia [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	14.00%	14.00%
Net sales, change in %	0.00%
Net sales, change in %, cc	(2.00%)
Sandoz | Asia/Africa/Australasia [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			13.00%	14.00%
Net sales, change in %			1.00%
Net sales, change in %, cc			(3.00%)
Sandoz | Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 193	$ 195	$ 387	$ 372
Sandoz | Canada and Latin America [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	8.00%	8.00%
Net sales, change in %	(1.00%)
Net sales, change in %, cc	1.00%
Sandoz | Canada and Latin America [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			8.00%	7.00%
Net sales, change in %			4.00%
Net sales, change in %, cc			5.00%
Sandoz | Established Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,812	$ 1,800	$ 3,668	$ 3,601
Sandoz | Established Markets [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	74.00%	73.00%
Net sales, change in %	1.00%
Net sales, change in %, cc	(3.00%)
Sandoz | Established Markets [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			74.00%	74.00%
Net sales, change in %			2.00%
Net sales, change in %, cc			(4.00%)
Sandoz | Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 651	$ 651	$ 1,312	$ 1,280
Sandoz | Emerging Growth Markets [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	26.00%	27.00%
Net sales, change in %	0.00%
Net sales, change in %, cc	1.00%
Sandoz | Emerging Growth Markets [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			26.00%	26.00%
Net sales, change in %			3.00%
Net sales, change in %, cc			0.00%
Alcon
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,819	$ 1,707	$ 3,598	$ 3,298
Alcon | QoQ change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	100.00%	100.00%
Net sales, change in %	7.00%
Net sales, change in %, cc	5.00%
Alcon | YTD change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			100.00%	100.00%
Net sales, change in %			9.00%
Net sales, change in %, cc			6.00%
Alcon | Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 461	$ 432	$ 944	$ 849
Alcon | Europe [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	25.00%	25.00%
Net sales, change in %	7.00%
Net sales, change in %, cc	1.00%
Alcon | Europe [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			26.00%	26.00%
Net sales, change in %			11.00%
Net sales, change in %, cc			2.00%
Alcon | US [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 750	$ 712	$ 1,462	$ 1,382
Alcon | US [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	41.00%	42.00%
Net sales, change in %	5.00%
Net sales, change in %, cc	5.00%
Alcon | US [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			41.00%	42.00%
Net sales, change in %			6.00%
Net sales, change in %, cc			6.00%
Alcon | Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 449	$ 409	$ 879	$ 772
Alcon | Asia/Africa/Australasia [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	25.00%	24.00%
Net sales, change in %	10.00%
Net sales, change in %, cc	7.00%
Alcon | Asia/Africa/Australasia [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			24.00%	23.00%
Net sales, change in %			14.00%
Net sales, change in %, cc			9.00%
Alcon | Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 159	$ 154	$ 313	$ 295
Alcon | Canada and Latin America [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	9.00%	9.00%
Net sales, change in %	3.00%
Net sales, change in %, cc	8.00%
Alcon | Canada and Latin America [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			9.00%	9.00%
Net sales, change in %			6.00%
Net sales, change in %, cc			8.00%
Alcon | Established Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,376	$ 1,300	$ 2,718	$ 2,531
Alcon | Established Markets [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	76.00%	76.00%
Net sales, change in %	6.00%
Net sales, change in %, cc	4.00%
Alcon | Established Markets [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			76.00%	77.00%
Net sales, change in %			7.00%
Net sales, change in %, cc			4.00%
Alcon | Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 443	$ 407	$ 880	$ 767
Alcon | Emerging Growth Markets [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)	24.00%	24.00%
Net sales, change in %	9.00%
Net sales, change in %, cc	9.00%
Alcon | Emerging Growth Markets [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales (in % of total net sales)			24.00%	23.00%
Net sales, change in %			15.00%
Net sales, change in %, cc			12.00%